UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F-HR

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2008
                                              ---------------------

Check here if Amendment [   ]; Amendment Number: ______

    This Amendment (Check only one.): [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: 		Smead Capital Management
Address: 	1420 5th Avenue Suite 2625
	 	Seattle, WA 98101


Form 13F File Number: 28-____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Brenda Larson
Title: 	Chief Compliance Officer
Phone: 	206-838-9850

Signature, Place, and Date of Signing:

/s/Brenda Larson	 Oklahoma City, OK	 November 11, 2008
--------------------	--------------------	--------------------
[Signature] 		[City, State] 	     	[Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 	28
					---------------------
						136,331
					---------------------
					(thousands)


List of Other Included Managers:   NONE


NAME OF ISSUER			CLASS	CUSIP         PRN AMT	SH_PRN  SH_PRN PUT_CALL  INV_   VOTING AUTHORITY														 DISC	SOLE	NONE
A T & T Inc New                Com	00206R102      	8272	296310	SH		SOLE	274012	22298
Abbott Laboratories            Com	2824100	       10345	179669	SH		SOLE	165465	14204
Accenture Ltd Cl A             Com	G1150G111      	9892	260316	SH		SOLE	242084	18232
Amgen Incorporated             Com	31162100	1949	32900	SH		SOLE	29315	3585
Bank Of New York Co New        Com	64058100	4336	133101	SH		SOLE	124021	9080
Cabelas Inc                    Com	126804301	797	66025	SH		SOLE	63175	2850
Cheveron Corporation	       Com	166764100	3790	45957	SH		SOLE	42409	3548
Comcast Cp New Cl A Spl        Com	20030N200      	1586	80450	SH		SOLE	74220	6230
Covance Inc                    Com	222816100	884	10000	SH		SOLE	7150	2850
Disney Walt Co                 Com	254687106	8867	288929	SH		SOLE	268505	20424
Ebay Inc                       Com	278642103	6114	273225	SH		SOLE	254044	19181
Franklin Resources Inc         Com	354613101	4022	45645	SH		SOLE	42245	3400
General Electric Company       Com	369604103	4723	185235	SH		SOLE	170360	14875
Harley Davidson Inc            Com	412822108	4125	110608	SH		SOLE	100519	10089
Home Depot Inc                 Com	437076102	6564	253562	SH		SOLE	235169	18393
Jpmorgan Chase & Co            Com	46625H100      	5636	120694	SH		SOLE	108524	12170
Merck & Co Inc                 Com	589331107	10608	336148	SH		SOLE	311626	24522
Microsoft Corp                 Com	594918104	15444	578668	SH		SOLE	538688	39980
Mylan Laboratories Inc         Com	628530107	245	21515	SH		SOLE	19920	1595
Nordstrom Inc                  Com	655664100	5,353	185750	SH		SOLE	170688	15062
Penn Real Est Inv Tr Sbi       Com	709102107	832	44185	SH		SOLE	41995	2190
Pfizer Incorporated            Com	717081103	4037	218966	SH		SOLE	196545	22421
Smead Value Fd                 Com	89833W774      	920	49079	SH		SOLE	49079	0
Starbucks Corp                 Com	855244109	7979	536587	SH		SOLE	502164	34423
Udr Inc                        Com	902653104	557	21320	SH		SOLE	17245	4075
Verizon Communications         Com	92343V104      	7168	223396	SH		SOLE	206795	16601
Walgreen Company               Com	931422109	1271	41065	SH		SOLE	37835	3230
Wal-Mart Stores Inc            Com	931142103	9157	152906	SH		SOLE	141053	11853
			                               136331

